Premises and Equipment - Summary of Premises and Equipment (FY) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Premises and equipment, at cost		$ 58,576		$ 57,170
Accumulated depreciation and amortization		(50,706)		(48,299)
Premises and equipment, net		$ 7,870 [1]	$ 6,110	8,871
Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		7 years
Furniture, fixtures and leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, at cost		$ 36,614		35,656
Furniture, fixtures and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		3 years
Furniture, fixtures and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		7 years
Office equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, at cost		$ 994		967
Estimated Useful Lives		5 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Premises and equipment, at cost		$ 17,868		17,447
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		3 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		5 years
Aircraft
Property, Plant and Equipment [Line Items]
Premises and equipment, at cost		$ 3,100		$ 3,100
Estimated Useful Lives	5 years	5 years

[1]	For discussion on the restatement adjustments, see Note 4.